UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22114

Name of Registrant:	Vanguard Montgomery Funds

Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2011 – June 30, 2011

Item 1: Reports to Shareholders

Vanguard Market Neutral Fund
Semiannual Report

June 30, 2011

> For the six months ended June 30, 2011, Vanguard Market Neutral Fund returned more than 7%, handily outperforming 3-month Treasury bills and the average return of peer funds.

> The advisor’s quantitative stock-selection models performed well in most sectors, particularly in consumer discretionary.

> The fund’s strong six-month return marked a break from a period of struggle in the aftermath of the financial crisis.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Advisor’s Report.	5
Fund Profile.	7
Performance Summary.	9
Financial Statements.	10
About Your Fund’s Expenses.	25
Trustees Approve Advisory Arrangement.	27
Glossary.	28

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

Cover photograph: Jean Maher.

Your Fund’s Total Returns

Six Months Ended June 30, 2011
Total
Returns
Vanguard Market Neutral Fund
Investor Shares	7.39%
Institutional Shares	7.42
Citigroup Three-Month U.S. Treasury Bill Index	0.06
Equity Market Neutral Funds Average	1.57
Equity Market Neutral Funds Average: Derived from data provided by Lipper Inc.

Institutional Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria.

Your Fund’s Performance at a Glance
December 31, 2010 , Through June 30, 2011

			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Market Neutral Fund
Investor Shares	$9.61	$10.32	$0.000	$0.000
Institutional Shares	9.57	10.28	0.000	0.000

Chairman’s Letter

Dear Shareholder,

For the six months ended June 30, 2011, Vanguard Market Neutral Fund returned more than 7%, handily outperforming its Treasury bill benchmark and the average return of its peer group. The stock market was notably unsettled during the period, which made for an environment that favored the fund’s efforts to draw sharp distinctions between the best opportunities and the worst.

In our 2010 annual report, we noted that Vanguard was in the process of determining whether Vanguard Market Neutral Fund would recover any proceeds from a settlement between AXA Rosenberg, a fund advisor until 2010, and the U.S. Securities and Exchange Commission. The settlement was designed to compensate clients harmed by a coding error in AXA’s quantitative investment process. We have since recovered the amount owed to Vanguard Market Neutral Fund, which turned out to be minimal. You can find the details in Note E of the Notes to Financial Statements.

For stock markets, a ragged six-month gain

Global stock markets climbed unsteadily as investor attitudes swung from optimism about the strength of corporate earnings to fears that the slow, grinding recovery was losing momentum. Stock prices rallied through the first four months of 2011, pulled back as economic news turned gloomier, then bounced up again at the end of the period.

The broad U.S. stock market returned about 6% for the six months. International stock markets finished a few steps behind, restrained by sovereign-debt dramas in Europe and the economic aftershocks of the Japanese natural and nuclear disaster. Gains were modest in emerging markets too, as big economies such as China and Brazil grappled with inflationary pressures.

Low yields, solid returns in the bond market

Bonds delivered solid six-month returns even as interest rates hovered near generational lows. Bond prices rallied in the spring as economic anxiety prompted a search for safer havens in fixed income. The broad taxable bond market returned almost 3%. The municipal market performed even better. Municipal securities were hammered early in the year as unsettling (and in our opinion, overstated) headlines raised doubts about their safety. Toward the end of the period, investors’ worries began to recede and prices rose.

The yields on money market instruments remained nearly invisible, consistent with the Federal Reserve’s target for short-term interest rates, which since December 2008 has been anchored between 0% and 0.25%.

A period of strength for the fund’s quantitative models

The fund’s advisor, Vanguard Quantitative Equity Group, uses quantitative models to identify stocks with the seemingly best—and worst—prospects. The advisor

Market Barometer

	Total Returns
	Periods Ended June 30, 2011
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	6.37%	31.93%	3.30%
Russell 2000 Index (Small-caps)	6.21	37.41	4.08
Dow Jones U.S. Total Stock Market Index	6.01	32.26	3.66
MSCI All Country World Index ex USA (International)	3.80	29.73	3.67

Bonds
Barclays Capital U.S. Aggregate Bond Index (Broad
taxable market)	2.72%	3.90%	6.52%
Barclays Capital Municipal Bond Index (Broad
tax-exempt market)	4.42	3.48	4.93
Citigroup Three-Month U.S. Treasury Bill Index	0.06	0.14	1.86

CPI
Consumer Price Index	2.99%	3.56%	2.15%

then buys the top-ranked stocks in each sector and sells an equal amount of the worst-ranked ones.

This combination of a long portfolio (purchases) and a short portfolio (sales) of roughly the same dollar value is intended to “neutralize” the fund’s exposure to the broad stock market. In theory, the fund’s return depends on the advisor’s stock selection skills, not on general market movements. (The reality is inevitably messier, particularly over the short term.) The goal is to produce enough pure stock-selection return to outperform another “market-neutral” asset, the 3-month Treasury bill.

During the past six months, the fund accomplished this goal, outperforming the near-0% return of its T-bill benchmark by about 7 percentage points. The opportunities—and risks—of the fund’s strategy can be illustrated by its performance in two sectors, consumer discretionary and energy.

In the consumer discretionary sector, the advisor’s stock selections returned about 17%. Those consumer discretionary stocks that the advisor sold short, by contrast, returned about –4%. (A negative return is good news for the short seller because the seller can then buy back these shares at a lower price.) The advisor’s success in this sector added about 3 percentage points to the fund’s six-month return.

In the energy sector, this pattern of strength and weakness was reversed: The fund’s long portfolio returned less than its short portfolio, trimming return from the six-month performance. On balance, however, the advisor’s stock selection models delivered excellent six-month results across the portfolio.

A six-month turn for the better

The fund’s recent strength marks a break from a period of weakness through the financial crisis and its aftermath. Though it’s always unwise to make too much of performance over a six-month period, it is nevertheless encouraging to see the advisor’s stock-selection models perform as we expect them to.

Vanguard Market Neutral Fund follows a sophisticated strategy, but the role it can play in a portfolio is straightforward: As part of an asset allocation that includes stock and bond funds, the fund can provide cash-like diversification benefits, but with the potential (though not the guarantee) for better-than-cash returns. And compared with competing funds, Vanguard Market Neutral Fund boasts very modest operating costs, maximizing your share of any rewards.

Thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
July 20, 2011

Advisor’s Report

For the six months ended June 30, 2011, Vanguard Market Neutral Fund returned 7.39% for Investor Shares, outperforming its benchmark, the Citigroup Three-Month U.S. Treasury Bill Index, by more than seven percentage points. In comparison to the Market Neutral Fund, U.S. equities returned more than 6% for the first three months of the year, and were relatively flat for the second three months.

The investment environment

Here in the United States, the good news has been continued strong corporate profits, which are expected to continue rising through the second half of 2011. However, these earnings improvements have not been enough to convince investors that the economy is on a sustainable growth path. Uncertainty and caution concerning lackluster employment reports, the declining housing market, and the unresolved federal budget and debt ceiling situation remain. Compounding the domestic uncertainties are several areas of continued turmoil around the globe: the European sovereign-debt crisis, Middle East unrest, and Japan’s challenges in recovering from the earthquake and tsunami disaster.

Declining correlations shift attention to stock selection

While the macro factors described above can affect how the portfolio performs, the fund’s strategy is to produce a portfolio that is neutral with respect to overall stock market risk. We do this by selling short securities that we believe to be over-valued and buying securities we consider undervalued. As the global financial crisis of 2008 recedes into the past, the average return correlation across stocks in the market has been decreasing. The reduction in correlation, we feel, has allowed investors to once again focus on stock selection, rather than on macro risks. This renewed interest in individual stock selection helps explain our model’s improved performance over the period.

Because we believe that there is no single indicator for identifying attractive stocks, we evaluate companies using a model that considers five key factors or signals: valuation, growth prospects, earnings quality, management decisions, and market sentiment. Overall, the growth signal yielded the most success for our model during the six months; it performed well for the entire period, as did the valuation and management decisions indicators. Our quality signal was weak throughout the period, while market sentiment was neutral.

Successes and shortfalls

Our best-performing positions were our long holdings in Holly Corp. and Herbalife, which returned 71% and 69% for the fund, respectively. Short positions in Cree Inc. and CEDC, which posted negative returns of –49% and –51%, respectively, also contributed to the fund’s return.

The positions that most hurt our return over the period were in Green Mountain Coffee Roasters and Cabot Oil & Gas. We were short both stocks, which rose 114% and 75%, respectively.

James D. Troyer, CFA Principal and Portfolio Manager Vanguard Quantitative Equity Group July 25, 2011

Market Neutral Fund

Fund Profile
As of June 30, 2011

Share-Class Characteristics
	Investor	Institutional
	Shares	Shares
Ticker Symbol	VMNFX	VMNIX
Total Expense Ratio[1]	1.80%	1.70%
Management Expenses	0.13%	0.02%
Dividend Expenses on
Securities Sold Short[2]	1.49%	1.49%
Borrowing Expenses on
Securities Sold Short[2]	0.05%	0.05%
Other Expenses	0.13%	0.14%

Portfolio Characteristics
	Long	Short
	Portfolio	Portfolio
Number of Stocks	264	246
Median Market Cap	$4.7B	$4.7B
Price/Earnings Ratio	15.6x	26.4x
Price/Book Ratio	2.3x	2.1x
Return on Equity	13.7%	14.0%
Earnings Growth Rate	5.2%	4.1%
Foreign Holdings	2.8%	0.0%

Fund Characteristics
Turnover Rate (Annualized)	76%
Short-Term Reserves	1.5%

Volatility Measures
	Citigroup	DJ
	Three-Month	U.S. Total
	U.S. Treasury	Market
	Bill Index	Index
R-Squared	0.13	0.03
Beta	-12.65	0.04
These measures show the degree and timing of the fund’s fluctuations compared with the index over 36 months.

Sector Diversification (% of equity exposure)
	Long	Short
	Portfolio	Portfolio
Consumer Discretionary	16.0%	16.0%
Consumer Staples	5.9	6.0
Energy	7.6	7.7
Financials	15.4	15.2
Health Care	10.7	10.2
Industrials	14.9	14.7
Information Technology	15.2	15.5
Materials	7.9	8.1
Telecommunication
Services	1.9	2.0
Utilities	4.5	4.6

1 The expense ratios shown are from the prospectus dated April 29, 2011, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2011, the annualized total expense ratios were 1.49% for Investor Shares and 1.39% for Institutional Shares.
2 In connection with a short sale, the fund may receive income or be charged a fee based on the market value of the borrowed stock. When a cash dividend is declared on a stock the fund has sold short, the fund is required to pay an amount equal to that dividend to the party from which the fund borrowed the stock and to record the payment of the dividend as an expense.

Market Neutral Fund

Ten Largest Holdings[1] (% of total net assets)
Long Portfolio
Holly Corp.	Oil & Gas Refining
	& Marketing	0.6%
Freeport-McMoRan	Diversified Metals
Copper & Gold Inc.	& Mining	0.6
Credit Acceptance Corp.	Consumer Finance	0.6
Cooper Cos. Inc.	Health Care
	Supplies	0.6
Northrop Grumman	Aerospace &
Corp.	Defense	0.6
Polaris Industries Inc.	Leisure Products	0.6
Rockwood Holdings Inc.	Specialty Chemicals	0.6
Cliffs Natural Resources
Inc.	Steel	0.6
Agilent Technologies Inc.	Life Sciences Tools
	& Services	0.6
Ross Stores Inc.	Apparel Retail	0.6
Top Ten		6.0%

Ten Largest Holdings[1] (% of total net assets)
Short Portfolio

Carpenter Technology	Steel
Corp.		0.6%
Green Mountain Coffee	Packaged Foods &
Roasters Inc.	Meats	0.6
Genpact Ltd.	Data Processing &
	Outsourced
	Services	0.6
Cabot Oil & Gas Corp.	Oil & Gas
	Exploration &
	Production	0.6
NRG Energy Inc.	Independent Power
	Producers & Energy
	Traders	0.6
Salesforce.com Inc.	Application
	Software	0.6
Allied Nevada Gold Corp.	Gold	0.6
Precision Castparts Corp.	Aerospace &
	Defense	0.6
Cameron International	Oil & Gas
Corp.	Equipment &
	Services	0.6
Equinix Inc.	Internet Software &
	Services	0.6
Top Ten		6.0%

1 The holdings listed exclude any temporary cash investments and equity index products.

Market Neutral Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 2000, Through June 30, 2011

Note: For 2011, performance data reflect the six months ended June 30, 2011.

Average Annual Total Returns: Periods Ended June 30, 2011

	Inception	One	Five	Ten
	Date	Year	Years	Years
Investor Shares	11/11/1998	5.52%	-0.08%	2.98%
Institutional Shares	10/19/1998	5.54	0.02	3.21

Vanguard fund returns do not reflect the 1% fee on redemptions of shares held for less than one year.

See Financial Highlights for dividend and capital gains information.

Market Neutral Fund

Financial Statements (unaudited)

Statement of Net Assets
As of June 30, 2011

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value
		Shares	($000)
Common Stocks—Long Positions (100.4%)
Consumer Discretionary (16.2%)
†	Polaris Industries Inc.	7,100	788
†	Ross Stores Inc.	9,700	777
* †	TRW Automotive
	Holdings Corp.	13,100	773
* †	AutoZone Inc.	2,600	767
* †	Signet Jewelers Ltd.	16,200	758
* †	Fossil Inc.	6,430	757
†	Macy’s Inc.	25,700	751
†	Dillard’s Inc. Class A	14,170	739
†	VF Corp.	6,800	738
†	Limited Brands Inc.	18,850	725
†	Brinker International Inc.	29,400	719
*	Domino’s Pizza Inc.	28,500	719
* †	Liberty Global Inc. Class A	15,800	712
	Weight Watchers
	International Inc.	9,350	706
†	CBS Corp. Class B	24,200	689
	Aaron’s Inc.	24,300	687
*	Liberty Media Corp. - Capital	8,000	686
†	Williams-Sonoma Inc.	17,670	645
* †	Ford Motor Co.	45,900	633
†	Time Warner Cable Inc.	8,100	632
†	Advance Auto Parts Inc.	10,700	626
†	Starbucks Corp.	15,800	624
*	Tenneco Inc.	14,100	621
†	Brunswick Corp.	30,100	614
* †	Warnaco Group Inc.	11,600	606
* †	Panera Bread Co. Class A	4,800	603
* †	Cheesecake Factory Inc.	19,000	596
*	Saks Inc.	51,700	577
†	Sotheby’s	11,900	518
* †	DISH Network Corp. Class A	15,400	472
†	Gannett Co. Inc.	29,000	415
	Virgin Media Inc.	13,300	398
	Leggett & Platt Inc.	14,800	361
	American Greetings Corp.
	Class A	14,500	349

*	ITT Educational Services Inc.	3,400	266
*	Education Management Corp.	9,200	220
*	ANN Inc.	2,200	57
	Foot Locker Inc.	1,900	45
	Express Inc.	1,400	31
			22,400
Consumer Staples (5.9%)
†	Herbalife Ltd.	13,400	771
†	Sara Lee Corp.	38,800	737
†	Coca-Cola Enterprises Inc.	24,900	727
	Fresh Del Monte
	Produce Inc.	26,500	707
†	Ruddick Corp.	16,000	697
	Philip Morris
	International Inc.	10,200	681
* †	Smithfield Foods Inc.	29,100	636
*	Constellation Brands Inc.
	Class A	30,500	635
†	Hershey Co.	10,900	620
†	Corn Products
	International Inc.	11,100	614
†	Dr Pepper Snapple
	Group Inc.	12,367	519
†	Tyson Foods Inc.
	Class A	23,400	454
	SUPERVALU Inc.	16,400	154
	Kroger Co.	5,700	141
	Nu Skin Enterprises Inc.
	Class A	3,200	120
	Lorillard Inc.	200	22
			8,235
Energy (7.6%)
†	Holly Corp.	11,875	823
* †	Complete Production
	Services Inc.	23,000	767
†	W&T Offshore Inc.	28,400	742
†	ConocoPhillips	9,800	737
†	Core Laboratories NV	6,600	736
*	CVR Energy Inc.	29,500	726

Market Neutral Fund

			Market
			Value
		Shares	($000)
†	RPC Inc.	29,500	724
†	Marathon Oil Corp.	13,680	721
*	Tesoro Corp.	31,200	715
	Chesapeake Energy Corp.	23,100	686
	Devon Energy Corp.	7,600	599
†	Chevron Corp.	5,600	576
†	Pioneer Natural
	Resources Co.	6,400	573
* †	Whiting Petroleum Corp.	9,000	512
†	Patterson-UTI Energy Inc.	15,750	498
*	Newfield Exploration Co.	6,360	433
	Peabody Energy Corp.	1,600	94
			10,662
Financials (15.5%)
* †	Credit Acceptance Corp.	9,600	810
†	Commerce Bancshares Inc.	17,200	740
	Discover Financial Services	27,500	736
* †	Signature Bank	12,500	715
†	Moody’s Corp.	18,600	713
* †	Arch Capital Group Ltd.	22,200	709
†	M&T Bank Corp.	7,900	695
†	KeyCorp	81,500	679
†	American Financial Group Inc.	18,900	675
†	Travelers Cos. Inc.	11,500	671
†	Torchmark Corp.	10,100	648
†	Validus Holdings Ltd.	20,300	628
* †	Allied World Assurance Co.
	Holdings AG	10,900	628
†	Ameriprise Financial Inc.	10,700	617
†	Capital One Financial Corp.	11,800	610
†	JPMorgan Chase & Co.	14,700	602
* †	NASDAQ OMX Group Inc.	23,500	595
	US Bancorp	22,400	571
†	American Express Co.	11,000	569
	CapitalSource Inc.	86,000	555
†	Fifth Third Bancorp	41,800	533
†	Franklin Resources Inc.	3,900	512
†	Chubb Corp.	7,600	476
†	Unitrin Inc.	15,600	463
	Hartford Financial Services
	Group Inc.	17,200	454
†	PNC Financial Services
	Group Inc.	7,600	453
*	American Capital Ltd.	42,200	419
†	Raymond James
	Financial Inc.	12,800	412
†	First Citizens BancShares Inc.
	Class A	2,100	393
	Erie Indemnity Co. Class A	5,300	375
	Reinsurance Group
	of America Inc. Class A	5,500	335
†	Camden Property Trust	4,300	274
†	Rayonier Inc.	4,200	274
†	Developers Diversified
	Realty Corp.	19,200	271
	Hospitality Properties Trust	10,900	264

†	CBL & Associates
	Properties Inc.	14,400	261
†	Vornado Realty Trust	2,800	261
* †	Forest City Enterprises Inc.
	Class A	13,600	254
	Ventas Inc.	4,700	248
†	Plum Creek Timber Co. Inc.	6,100	247
	Taubman Centers Inc.	3,800	225
	Kimco Realty Corp.	11,500	214
	Protective Life Corp.	6,700	155
	Montpelier Re Holdings Ltd.	8,100	146
	International
	Bancshares Corp.	8,600	144
	ACE Ltd.	1,600	105
	Potlatch Corp.	1,400	49
	Apollo Commercial
	Real Estate Finance Inc.	2,500	40
	Progressive Corp.	1,800	38
	Comerica Inc.	1,100	38
	Entertainment
	Properties Trust	700	33
	East West Bancorp Inc.	1,500	30
			21,562
Health Care (10.7%)
†	Cooper Cos. Inc.	10,200	807
* †	Agilent Technologies Inc.	15,400	787
* †	Forest Laboratories Inc.	19,570	770
†	UnitedHealth Group Inc.	14,915	769
* †	Biogen Idec Inc.	7,150	764
†	AmerisourceBergen Corp.
	Class A	18,400	762
* †	Magellan Health
	Services Inc.	13,800	755
* †	Coventry Health Care Inc.	20,600	751
* †	WellCare Health Plans Inc.	14,200	730
* †	Cubist Pharmaceuticals Inc.	20,200	727
* †	AMERIGROUP Corp.	10,300	726
* †	Sirona Dental Systems Inc.	13,400	712
†	Humana Inc.	8,650	697
* †	Health Management
	Associates Inc. Class A	62,800	677
*	Charles River Laboratories
	International Inc.	16,400	667
†	Perrigo Co.	7,500	659
*	Health Net Inc.	20,300	651
†	CIGNA Corp.	11,300	581
†	Lincare Holdings Inc.	18,550	543
* †	Incyte Corp. Ltd.	28,300	536
	Medicis Pharmaceutical Corp.
	Class A	9,100	347
	Eli Lilly & Co.	8,700	327
*	Bio-Rad Laboratories Inc.
	Class A	800	95
	Bristol-Myers Squibb Co.	2,600	75
	Warner Chilcott plc Class A	1,400	34
			14,949

Market Neutral Fund

			Market
			Value
		Shares	($000)
Industrials (15.0%)
†	Northrop Grumman Corp.	11,430	793
* †	Alaska Air Group Inc.	11,300	774
†	Towers Watson & Co.
	Class A	11,600	762
* †	WABCO Holdings Inc.	10,900	753
†	KBR Inc.	19,800	746
* †	Hertz Global Holdings Inc.	46,200	734
†	Seaboard Corp.	303	733
†	Chicago Bridge & Iron Co.
	NV	18,100	704
†	Caterpillar Inc.	6,600	703
* †	Amerco Inc.	7,000	673
*	Esterline Technologies Corp.	8,800	672
*	KAR Auction Services Inc.	33,600	635
* †	AGCO Corp.	12,700	627
*	Sauer-Danfoss Inc.	12,400	625
†	Rockwell Automation Inc.	7,200	625
†	Timken Co.	12,300	620
†	Eaton Corp.	12,000	617
†	Waste Connections Inc.	19,000	603
*	CNH Global NV	15,600	603
	CSX Corp.	22,500	590
†	Parker Hannifin Corp.	6,500	583
	Pitney Bowes Inc.	24,500	563
* †	United Rentals Inc.	21,900	556
†	Avery Dennison Corp.	14,200	549
†	Toro Co.	9,000	545
* †	US Airways Group Inc.	58,400	520
†	Cummins Inc.	5,000	517
	Kennametal Inc.	12,100	511
†	Deere & Co.	5,900	486
	Expeditors International
	of Washington Inc.	8,900	456
	Armstrong World
	Industries Inc.	9,100	415
†	Crane Co.	8,400	415
*	Old Dominion Freight
	Line Inc.	9,400	351
	United Parcel Service Inc.
	Class B	4,250	310
	Copa Holdings SA Class A	3,600	240
	Brady Corp. Class A	6,550	210
* †	Huntington Ingalls
	Industries Inc.	1,533	53
	PACCAR Inc.	600	31
			20,903
Information Technology (15.2%)
†	Avago Technologies Ltd.	20,100	764
* †	Booz Allen Hamilton
	Holding Corp.	39,900	762
* †	Gartner Inc.	18,600	749
* †	Alliance Data Systems Corp.	7,900	743
* †	CACI International Inc.
	Class A	11,600	732

†	Oracle Corp.	21,900	721
* †	NCR Corp.	37,900	716
* †	Motorola Solutions Inc.	15,400	709
* †	MICROS Systems Inc.	14,100	701
* †	Novellus Systems Inc.	19,300	698
* †	VMware Inc. Class A	6,900	692
*	Informatica Corp.	11,800	689
	Cypress Semiconductor
	Corp.	32,300	683
†	Altera Corp.	14,600	677
* †	Atmel Corp.	46,900	660
†	Anixter International Inc.	10,000	653
* †	Fairchild Semiconductor
	International Inc. Class A	37,500	627
* †	VeriFone Systems Inc.	13,880	616
* †	Fiserv Inc.	9,600	601
* †	Vishay Intertechnology Inc.	39,900	600
* †	Autodesk Inc.	15,500	598
†	International Business
	Machines Corp.	3,400	583
* †	Tech Data Corp.	11,900	582
* †	Teradyne Inc.	39,100	579
* †	Lam Research Corp.	12,800	567
* †	Advanced Micro Devices Inc.	73,800	516
* †	Veeco Instruments Inc.	10,500	508
* †	NetApp Inc.	8,800	464
*	Dell Inc.	27,700	462
* †	JDS Uniphase Corp.	26,930	449
	National Instruments Corp.	14,600	433
	DST Systems Inc.	8,200	433
	Accenture plc Class A	6,500	393
†	Plantronics Inc.	10,700	391
* †	Itron Inc.	5,100	246
*	LSI Corp.	11,300	80
	Microsoft Corp.	2,900	75
*	FEI Co.	1,200	46
	Western Union Co.	2,000	40
			21,238
Materials (7.9%)
†	Freeport-McMoRan Copper
	& Gold Inc.	15,400	815
* †	Rockwood Holdings Inc.	14,250	788
†	Cliffs Natural Resources Inc.	8,520	788
†	Eastman Chemical Co.	7,300	745
†	Ashland Inc.	11,400	737
†	Albemarle Corp.	10,500	727
*	Graphic Packaging
	Holding Co.	133,300	725
†	Domtar Corp.	7,400	701
†	PPG Industries Inc.	7,700	699
*	Hecla Mining Co.	89,900	691
	Westlake Chemical Corp.	13,300	690
†	Cabot Corp.	15,000	598
†	International Paper Co.	17,800	531
†	Cytec Industries Inc.	8,400	480

Market Neutral Fund

			Market
			Value
		Shares	($000)
†	EI du Pont de Nemours
	& Co.	8,100	438
	Southern Copper Corp.	12,600	414
	Ball Corp.	6,000	231
*	Solutia Inc.	7,700	176
	Dow Chemical Co.	900	32
			11,006
Telecommunication Services (1.9%)
* †	MetroPCS
	Communications Inc.	43,800	754
†	Verizon Communications Inc.	19,800	737
†	Telephone &
	Data Systems Inc.	18,400	572
†	AT&T Inc.	11,900	374
*	NII Holdings Inc.	4,650	197
			2,634
Utilities (4.5%)
†	Northeast Utilities	20,600	725
†	Pinnacle West Capital Corp.	16,000	713
†	Pepco Holdings Inc.	36,200	711
†	Portland General Electric Co.	28,000	708
†	NV Energy Inc.	45,200	694
†	Southwest Gas Corp.	17,300	668
	Vectren Corp.	17,200	479
	IDACORP Inc.	11,700	462
†	Integrys Energy Group Inc.	8,500	441
†	Atmos Energy Corp.	11,500	382
	TECO Energy Inc.	6,500	123
	Alliant Energy Corp.	2,400	98
	Hawaiian Electric
	Industries Inc.	1,600	38
	CMS Energy Corp.	1,600	32
			6,274
Total Common Stocks—Long Positions
(Cost $115,297)			139,863
Common Stocks Sold Short (-100.0%)
Consumer Discretionary (-16.0%)
*	Amazon.com Inc.	(3,700)	(757)
*	LKQ Corp.	(28,600)	(746)
*	Live Nation
	Entertainment Inc.	(64,800)	(743)
	Morningstar Inc.	(12,200)	(742)
	Phillips-Van Heusen Corp.	(11,100)	(727)
*	WMS Industries Inc.	(23,100)	(710)
	Lennar Corp. Class A	(39,100)	(710)
*	Pulte Group Inc.	(90,400)	(692)
	Carnival Corp.	(18,100)	(681)
*	Urban Outfitters Inc.	(24,200)	(681)
*	Hanesbrands Inc.	(23,750)	(678)
*	Liberty Media Corp. -
	Interactive	(39,900)	(669)
*	Toll Brothers Inc.	(32,100)	(666)
	Thor Industries Inc.	(22,900)	(660)

*	NVR Inc.	(900)	(653)
	JC Penney Co. Inc.	(18,000)	(622)
	Gentex Corp.	(20,500)	(620)
*	CarMax Inc.	(18,700)	(618)
*	DreamWorks Animation
	SKG Inc. Class A	(30,400)	(611)
	Walt Disney Co.	(15,600)	(609)
*	MGM Resorts International	(45,500)	(601)
	Harley-Davidson Inc.	(14,500)	(594)
*	Penn National Gaming Inc.	(14,700)	(593)
*	Big Lots Inc.	(17,300)	(573)
	RadioShack Corp.	(43,000)	(572)
*	Scientific Games Corp.
	Class A	(54,600)	(565)
*	Gaylord Entertainment Co.	(18,700)	(561)
	Vail Resorts Inc.	(12,100)	(559)
	Marriott International Inc.
	Class A	(15,100)	(536)
	Lowe’s Cos. Inc.	(23,000)	(536)
	Scripps Networks
	Interactive Inc. Class A	(10,250)	(501)
	Johnson Controls Inc.	(10,800)	(450)
	Kohl’s Corp.	(8,600)	(430)
*	Lamar Advertising Co.
	Class A	(15,660)	(429)
	Staples Inc.	(22,900)	(362)
	Guess? Inc.	(6,600)	(278)
*	GameStop Corp. Class A	(10,300)	(275)
	Tiffany & Co.	(2,400)	(188)
*	HSN Inc.	(4,600)	(151)
			(22,349)
Consumer Staples (-6.0%)
*	Green Mountain Coffee
	Roasters Inc.	(8,875)	(792)
	Kraft Foods Inc.	(21,400)	(754)
	Coca-Cola Co.	(10,800)	(727)
	PepsiCo Inc.	(10,200)	(718)
	Molson Coors Brewing Co.
	Class B	(16,000)	(716)
	Kellogg Co.	(12,900)	(714)
	Avon Products Inc.	(24,400)	(683)
	Sysco Corp.	(21,550)	(672)
	Archer-Daniels-Midland Co.	(19,600)	(591)
	CVS Caremark Corp.	(14,980)	(563)
*	United Natural Foods Inc.	(12,600)	(538)
	Campbell Soup Co.	(12,750)	(441)
*	Central European
	Distribution Corp.	(35,800)	(401)
			(8,310)
Energy (-7.7%)
	Cabot Oil & Gas Corp.	(11,770)	(780)
*	Cameron International Corp.	(15,300)	(769)
	Schlumberger Ltd.	(8,500)	(734)
	Range Resources Corp.	(13,200)	(733)

Market Neutral Fund

			Market
			Value
		Shares	($000)
	EQT Corp.	(13,800)	(725)
	Tidewater Inc.	(13,300)	(716)
*	Dril-Quip Inc.	(10,300)	(699)
*	Concho Resources Inc.	(7,600)	(698)
	EOG Resources Inc.	(6,600)	(690)
*	SandRidge Energy Inc.	(63,750)	(680)
*	Cobalt International
	Energy Inc.	(48,300)	(658)
	Consol Energy Inc.	(13,300)	(645)
	Baker Hughes Inc.	(7,470)	(542)
*	Comstock Resources Inc.	(17,900)	(515)
*	Continental Resources Inc.	(6,700)	(435)
	Sunoco Inc.	(10,000)	(417)
*	Southwestern Energy Co.	(8,400)	(360)
			(10,796)
Financials (-15.2%)
	Transatlantic Holdings Inc.	(15,600)	(765)
*	MSCI Inc. Class A	(20,000)	(754)
	Greenhill & Co. Inc.	(13,700)	(737)
	White Mountains Insurance
	Group Ltd.	(1,700)	(714)
	Old Republic International
	Corp.	(58,900)	(692)
	Northern Trust Corp.	(15,000)	(689)
	AON Corp.	(13,400)	(687)
*	Stifel Financial Corp.	(19,150)	(687)
	Zions Bancorporation	(28,000)	(672)
	Mercury General Corp.	(17,000)	(671)
	Hanover Insurance
	Group Inc.	(17,800)	(671)
	Axis Capital Holdings Ltd.	(21,600)	(669)
*	TFS Financial Corp.	(69,000)	(668)
	MetLife Inc.	(15,100)	(662)
*	Genworth Financial Inc.
	Class A	(64,200)	(660)
	FirstMerit Corp.	(38,600)	(637)
	Eaton Vance Corp.	(21,000)	(635)
	TCF Financial Corp.	(45,400)	(627)
	Charles Schwab Corp.	(36,800)	(605)
	Brown & Brown Inc.	(23,400)	(600)
	Bank of New York Mellon
	Corp.	(22,600)	(579)
	BB&T Corp.	(20,700)	(556)
	Regions Financial Corp.	(88,900)	(551)
	First Niagara Financial
	Group Inc.	(40,500)	(535)
*	Affiliated Managers
	Group Inc.	(4,950)	(502)
	Invesco Ltd.	(20,100)	(470)
*	MGIC Investment Corp.	(77,200)	(459)
	Iberiabank Corp.	(7,500)	(432)
*	Intercontinental-
	Exchange Inc.	(3,000)	(374)
*	E*Trade Financial Corp.	(24,550)	(339)
	BRE Properties Inc.	(5,500)	(274)

	Health Care REIT Inc.	(5,100)	(267)
	Kilroy Realty Corp.	(6,700)	(265)
	Alexandria Real Estate
	Equities Inc.	(3,400)	(263)
	LaSalle Hotel Properties	(9,800)	(258)
	Boston Properties Inc.	(2,200)	(234)
	Corporate Office
	Properties Trust	(7,400)	(230)
	HCP Inc.	(5,700)	(209)
	Healthcare Realty Trust Inc.	(10,100)	(208)
	Host Hotels & Resorts Inc.	(12,100)	(205)
	Senior Housing Properties
	Trust	(7,500)	(176)
	AvalonBay Communities Inc.	(800)	(103)
	StanCorp Financial Group Inc.	(1,800)	(76)
	Westamerica Bancorporation	(1,500)	(74)
	Hudson City Bancorp Inc.	(6,000)	(49)
	Federal Realty Investment
	Trust	(500)	(43)
			(21,233)
Health Care (-10.2%)
	Techne Corp.	(9,100)	(759)
*	Cerner Corp.	(12,400)	(758)
*	Intuitive Surgical Inc.	(2,015)	(750)
*	Dendreon Corp.	(18,940)	(747)
*	Henry Schein Inc.	(10,200)	(730)
*	Celgene Corp.	(12,100)	(730)
*	BioMarin Pharmaceutical Inc. (26,800)		(729)
*	Mednax Inc.	(10,000)	(722)
	DENTSPLY International Inc.	(18,500)	(704)
*	Laboratory Corp. of
	America Holdings	(7,200)	(697)
*	Allscripts Healthcare
	Solutions Inc.	(35,800)	(695)
	Stryker Corp.	(11,700)	(687)
*	ResMed Inc.	(22,200)	(687)
	Patterson Cos. Inc.	(20,450)	(673)
*	Human Genome
	Sciences Inc.	(27,200)	(667)
	Medtronic Inc.	(16,650)	(642)
*	InterMune Inc.	(14,960)	(536)
*	Gilead Sciences Inc.	(12,200)	(505)
*	VCA Antech Inc.	(23,500)	(498)
*	Gen-Probe Inc.	(6,550)	(453)
*	Hospira Inc.	(6,200)	(351)
*	Alexion Pharmaceuticals Inc.	(7,400)	(348)
	CR Bard Inc.	(700)	(77)
			(14,145)
Industrials (-14.7%)
	Precision Castparts Corp.	(4,700)	(774)
	Knight Transportation Inc.	(45,100)	(766)
	Carlisle Cos. Inc.	(15,500)	(763)
*	Quanta Services Inc.	(37,000)	(747)

Market Neutral Fund

			Market
			Value
		Shares	($000)
*	Spirit Aerosystems
	Holdings Inc. Class A	(33,100)	(728)
	Norfolk Southern Corp.	(9,700)	(727)
*	Terex Corp.	(25,300)	(720)
*	GrafTech International Ltd.	(35,500)	(720)
	CH Robinson Worldwide Inc.	(9,100)	(717)
*	Oshkosh Corp.	(24,600)	(712)
	JB Hunt Transport
	Services Inc.	(15,100)	(711)
*	Aecom Technology Corp.	(25,700)	(703)
	Landstar System Inc.	(15,100)	(702)
*	Jacobs Engineering
	Group Inc.	(16,225)	(702)
	Lennox International Inc.	(15,900)	(685)
	Flowserve Corp.	(6,200)	(681)
	UTi Worldwide Inc.	(34,100)	(671)
*	Owens Corning	(17,460)	(652)
	Roper Industries Inc.	(7,600)	(633)
	Regal-Beloit Corp.	(9,400)	(628)
*	Shaw Group Inc.	(20,500)	(619)
	Valmont Industries Inc.	(6,400)	(617)
	Dun & Bradstreet Corp.	(8,100)	(612)
	Covanta Holding Corp.	(36,700)	(605)
	Goodrich Corp.	(5,900)	(563)
*	Verisk Analytics Inc. Class A	(15,700)	(544)
*	TransDigm Group Inc.	(5,500)	(502)
	Masco Corp.	(40,590)	(488)
	Danaher Corp.	(8,900)	(472)
	Cintas Corp.	(12,000)	(396)
*	FTI Consulting Inc.	(8,800)	(334)
	Wabtec Corp.	(3,794)	(249)
*	Kansas City Southern	(1,900)	(113)
*	IHS Inc. Class A	(1,000)	(83)
*	Tetra Tech Inc.	(3,600)	(81)
			(20,420)
Information Technology (-15.5%)
*	Genpact Ltd.	(45,600)	(786)
*	Salesforce.com Inc.	(5,200)	(775)
*	Equinix Inc.	(7,600)	(768)
*	Viasat Inc.	(17,300)	(749)
	FLIR Systems Inc.	(21,800)	(735)
	Power Integrations Inc.	(18,500)	(711)
*	Google Inc. Class A	(1,400)	(709)
*	PMC - Sierra Inc.	(92,300)	(699)
	AVX Corp.	(45,200)	(689)
*	Rovi Corp.	(12,000)	(688)
	Xilinx Inc.	(18,700)	(682)
	Intersil Corp. Class A	(53,000)	(681)
*	Akamai Technologies Inc.	(21,500)	(677)
*	Nuance Communications Inc.	(31,400)	(674)
*	SanDisk Corp.	(16,000)	(664)
*	Silicon Laboratories Inc.	(16,000)	(660)
*	Adobe Systems Inc.	(21,000)	(660)

*	Dolby Laboratories Inc.
	Class A	(15,500)	(658)
	Corning Inc.	(35,900)	(652)
*	Microsemi Corp.	(31,600)	(648)
	Qualcomm Inc.	(11,200)	(636)
*	MEMC Electronic
	Materials Inc.	(73,300)	(625)
*	Cree Inc.	(17,400)	(584)
*	ANSYS Inc.	(10,600)	(580)
*	Micron Technology Inc.	(77,100)	(577)
	Cisco Systems Inc.	(35,800)	(559)
	Total System Services Inc.	(29,900)	(556)
*	Rambus Inc.	(36,600)	(537)
	Paychex Inc.	(16,200)	(498)
*	Concur Technologies Inc.	(9,900)	(496)
*	Juniper Networks Inc.	(13,400)	(422)
*	eBay Inc.	(12,700)	(410)
	Mastercard Inc. Class A	(1,300)	(392)
*	Monster Worldwide Inc.	(23,600)	(346)
*	Compuware Corp.	(33,400)	(326)
*	Yahoo! Inc.	(7,100)	(107)
			(21,616)
Materials (-8.1%)
	Carpenter Technology Corp.	(14,000)	(808)
*	Allied Nevada Gold Corp.	(21,900)	(775)
	Royal Gold Inc.	(12,600)	(738)
	Titanium Metals Corp.	(39,900)	(731)
	Allegheny Technologies Inc.	(11,300)	(717)
	Praxair Inc.	(6,600)	(715)
	Airgas Inc.	(10,200)	(714)
	Vulcan Materials Co.	(16,900)	(651)
	AK Steel Holding Corp.	(40,400)	(637)
	Monsanto Co.	(8,400)	(609)
	Martin Marietta
	Materials Inc.	(7,600)	(608)
	Nucor Corp.	(14,300)	(589)
*	Owens-Illinois Inc.	(21,500)	(555)
	Ecolab Inc.	(9,400)	(530)
	Bemis Co. Inc.	(15,200)	(513)
	United States Steel Corp.	(10,600)	(488)
	Steel Dynamics Inc.	(22,200)	(361)
	Commercial Metals Co.	(18,200)	(261)
	Eagle Materials Inc.	(4,300)	(120)
	Air Products &
	Chemicals Inc.	(1,100)	(105)
	Olin Corp.	(4,000)	(91)
			(11,316)
Telecommunication Services (-2.0%)
*	tw telecom inc Class A	(34,500)	(707)
	Frontier Communications
	Corp.	(84,300)	(680)
*	Crown Castle International
	Corp.	(14,100)	(575)

Market Neutral Fund

			Market
			Value
		Shares	($000)
*	SBA Communications Corp.
	Class A	(12,900)	(493)
*	Leap Wireless
	International Inc.	(18,300)	(297)
			(2,752)
	Utilities (-4.6%)
*	NRG Energy Inc.	(31,650)	(777)
*	Calpine Corp.	(46,400)	(748)
	Southern Co.	(17,600)	(711)
	SCANA Corp.	(17,700)	(697)
	Xcel Energy Inc.	(28,300)	(688)
	Aqua America Inc.	(28,850)	(634)
	AGL Resources Inc.	(13,500)	(550)
	FirstEnergy Corp.	(12,000)	(530)
	PG&E Corp.	(12,600)	(530)
	Northwest Natural Gas Co.	(6,200)	(280)
	ITC Holdings Corp.	(3,300)	(237)
			(6,382)
	Total Common Stocks Sold Short
	(Proceeds $130,283)		(139,319)
	Temporary Cash Investment (1.8%)
	Money Market Fund (1.8%)
1	Vanguard Market
	Liquidity Fund, 0.140%
	(Cost $2,456)	2,455,781	2,456
	†Other Assets and Liabilities—
	Net (97.8%)		136,373
	Net Assets (100%)		139,373

Market
Value
($000)
Statement of Assets and Liabilities
Assets
Investment in Securities,
Long Positions at Value
Common Stocks	139,863
Temporary Cash Investments	2,456
Cash Segregated for Short Positions	136,418
Receivables for Securities Sold	1,712
Other Assets	1,027
Total Assets	281,476
Liabilities
Securities Sold Short, at Value	139,319
Payables for Capital Shares Redeemed	2,065
Other Liabilities	719
Total Liabilities	142,103
Net Assets (100%)	139,373

Market Neutral Fund

At June 30, 2011, net assets consisted of:
Amount
($000)
Paid-in Capital	152,351
Accumulated Net Investment Losses	(198)
Accumulated Net Realized Losses	(28,310)
Unrealized Appreciation (Depreciation)
Investment Securities—Long Positions	24,566
Investment Securities Sold Short	(9,036)
Net Assets	139,373

Investor Shares—Net Assets
Applicable to 13,066,944 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	134,820
Net Asset Value Per Share—
Investor Shares	$10.32

Institutional Shares—Net Assets
Applicable to 442,894 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	4,553
Net Asset Value Per Share—
Institutional Shares	$10.28

See Note A in Notes to Financial Statements.
* Non-income-producing security.
† Long security positions with a value of $81,851,000 and cash of $136,418,000 are held in a segregated account at the fund’s custodian bank and pledged to a broker-dealer as collateral for the fund’s obligation to return borrowed securities. For so long as such obligations continue, the fund’s access to these assets is subject to authorization from the broker-dealer.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the
7-day yield.
REIT—Real Estate Investment Trust.
See accompanying Notes, which are an integral part of the Financial Statements.

Market Neutral Fund

Statement of Operations

Six Months Ended
June 30, 2011
($000)
Investment Income
Income
Dividends[1]	776
Interest[2]	3
Total Income	779
Expenses
The Vanguard Group—Note B
Investment Advisory Services	12
Management and Administrative—Investor Shares	126
Management and Administrative—Institutional Shares	3
Marketing and Distribution—Investor Shares	19
Marketing and Distribution—Institutional Shares	—
Custodian Fees	3
Shareholders’ Reports—Investor Shares	1
Shareholders’ Reports—Institutional Shares	—
Dividend Expense on Securities Sold Short	747
Borrowing Expense on Securities Sold Short	76
Total Expenses	987
Net Investment Income (Loss)	(208)
Realized Net Gain (Loss)
Investment Securities—Long Positions	9,492
Investment Securities Sold Short	(11,240)
Realized Net Gain (Loss)	(1,748)
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Long Positions	6,066
Investment Securities Sold Short	5,542
Change in Unrealized Appreciation (Depreciation)	11,608
Net Increase (Decrease) in Net Assets Resulting from Operations	9,652

1 Dividends are net of foreign withholding taxes of $1,000.
2 Interest income from an affiliated company of the fund was $3,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Market Neutral Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2011	2010
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income (Loss)	(208)	(302)
Realized Net Gain (Loss)	(1,748)	(4,484)
Change in Unrealized Appreciation (Depreciation)	11,608	2,850
Net Increase (Decrease) in Net Assets Resulting from Operations	9,652	(1,936)
Distributions
Net Investment Income
Investor Shares	—	—
Institutional Shares	—	—
Realized Capital Gain
Investor Shares	—	—
Institutional Shares	—	—
Total Distributions	—	—
Capital Share Transactions
Investor Shares	9,186	65,485
Institutional Shares	1,080	(12,484)
Net Increase (Decrease) from Capital Share Transactions	10,266	53,001
Total Increase (Decrease)	19,918	51,065
Net Assets
Beginning of Period	119,455	68,390
End of Period[1]	139,373	119,455
1 Net Assets—End of Period includes accumulated net investment losses of ($198,000) and ($65,000).

See accompanying Notes, which are an integral part of the Financial Statements.

Market Neutral Fund

Financial Highlights

Investor Shares
Six Months		Year	Year	April 1,
	Ended	Ended	Ended	2008, to
For a Share Outstanding	June 30,	Dec. 31,	Dec. 31,	Dec. 31,	Year Ended March 31,
Throughout Each Period	2011	2010	2009	2008[1]	2008[2]	2007	2006
Net Asset Value, Beginning of Period	$9.61	$9.71	$10.97	$12.45	$12.19	$12.12	$11.46
Investment Operations
Net Investment Income (Loss)	(.016)[3]	(.038)[3]	(.105)	.084	.311[3]	.500	.220
Net Realized and Unrealized Gain (Loss)
on Investments[4]	.726	(.062)	(1.143)	(.838)	.909	.060	.590
Total from Investment Operations	.710	(.100)	(1.248)	(.754)	1.220	.560	.810
Distributions
Dividends from Net Investment Income	—	—	(.012)	(.132)	(.607)	(.490)	(.150)
Distributions from Realized Capital Gains	—	—	—	(.594)	(.353)	—	—
Total Distributions	—	—	(.012)	(.726)	(.960)	(.490)	(.150)
Net Asset Value, End of Period	$10.32	$9.61	$9.71	$10.97	$12.45	$12.19	$12.12

Total Return[5]	7.39%	-1.03%	-11.38%	-6.11%	10.15%	4.68%	7.09%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$135	$116	$53	$73	$45	$9	$12
Ratio of Expenses to
Average Net Assets
Based on Total Expenses[8]	1.49%[6,7]	1.84%[7]	2.80%[7]	2.13%[6]	3.09%	3.46%	3.31%
Net of Expenses
Waived/Reimbursed[2,8]	1.49%[6,7]	1.84%[7]	2.80%[7]	2.13%[6]	2.79%	2.98%	3.02%
Net of Expenses Waived/Reimbursed
and Dividend and Borrowing Expense
on Securities Sold Short[8]	0.25%[6]	0.30%	0.39%	0.46%[6]	1.16%	1.54%	1.59%
Ratio of Net Investment Income (Loss)
to Average Net Assets	(0.32%)[6]	(0.38%)	(0.97%)	1.15%[6]	2.69%	3.40%	2.14%
Portfolio Turnover Rate	76%[6]	153%	142%	161%	214%	169%	213%

1 The fund’s fiscal year-end changed from March 31 to December 31, effective December 31, 2008.
2 Laudus Rosenberg U.S. Large/Mid Capitalization Long/Short Equity Fund reorganized into Vanguard Market Neutral Fund effective
December 1, 2007. Prior to December 1, 2007, the fund’s advisor and other service providers waived or reimbursed certain fund expenses.
3 Calculated based on average shares outstanding.
4 Includes increases from redemption fees of $.00, $.00, $.04, $.00, $.00, $.01, and $.00.
5 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
6 Annualized.
7 Includes 2011 dividend and borrowing expense on securities sold short of 1.12% and 0.12%, respectively. Includes 2010 dividend and borrowing expense on securities sold short of 1.49% and 0.05%, respectively. Includes 2009 dividend and borrowing expense on securities sold short of 1.42% and 0.99%, respectively.
8 Includes performance-based investment advisory fee increases (decreases) of (0.07%) for fiscal 2010, (0.10%) for fiscal 2009, and (0.02%)
for fiscal 2008. Performance-based investment advisory fees did not apply prior to fiscal 2008 and after fiscal 2010.

See accompanying Notes, which are an integral part of the Financial Statements.

Market Neutral Fund

Financial Highlights

Institutional Shares
Six Months		Year	Year	April 1,
	Ended	Ended	Ended	2008, to
For a Share Outstanding	June 30,	Dec. 31,	Dec. 31,	Dec. 31,	Year Ended March 31,
Throughout Each Period	2011	2010	2009	2008[1]	2008[2]	2007	2006
Net Asset Value, Beginning of Period	$9.57	$9.66	$10.90	$12.39	$12.14	$12.08	$11.44
Investment Operations
Net Investment Income (Loss)	(.010)[3]	(.015)[3]	(.093)	.085	.390[3]	.600	.250
Net Realized and Unrealized Gain (Loss)
on Investments[4]	.720	(.075)	(1.139)	(.846)	.864	—	.580
Total from Investment Operations	.710	(.090)	(1.232)	(.761)	1.254	.600	.830
Distributions
Dividends from Net Investment Income	—	—	(.008)	(.138)	(.651)	(.540)	(.190)
Distributions from Realized Capital Gains	—	—	—	(.591)	(.353)	—	—
Total Distributions	—	—	(.008)	(.729)	(1.004)	(.540)	(.190)
Net Asset Value, End of Period	$10.28	$9.57	$9.66	$10.90	$12.39	$12.14	$12.08

Total Return[5]	7.42%	-0.93%	-11.31%	-6.20%	10.49%	4.98%	7.29%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5	$3	$16	$17	$12	$10	$20
Ratio of Expenses to
Average Net Assets
Based on Total Expenses[8]	1.39%[6,7]	1.74%[7]	2.73%[7]	2.08%[6]	2.97%	3.07%	3.01%
Net of Expenses
Waived/Reimbursed[2,8]	1.39%[6,7]	1.74%[7]	2.73%[7]	2.08%[6]	2.56%	2.67%	2.71%
Net of Expenses Waived/Reimbursed
and Dividend and Borrowing Expense
on Securities Sold Short[8]	0.15%[6]	0.20%	0.32%	0.41%[6]	0.93%	1.24%	1.24%
Ratio of Net Investment Income (Loss)
to Average Net Assets	(0.22%)[6]	(0.28%)	(0.90%)	1.20%[6]	2.92%	3.68%	2.50%
Portfolio Turnover Rate	76%[6]	153%	142%	161%	214%	169%	213%

1 The fund’s fiscal year-end changed from March 31 to December 31, effective December 31, 2008.
2 Laudus Rosenberg U.S. Large/Mid Capitalization Long/Short Equity Fund reorganized into Vanguard Market Neutral Fund effective
December 1, 2007. Prior to December 1, 2007, the fund’s advisor and other service providers waived or reimbursed certain fund expenses.
3 Calculated based on average shares outstanding.
4 Includes increases from redemption fees of $.00, $.00, $.03, $.00, $.00, $.00, and $.00.
5 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
6 Annualized.
7 Includes 2011 dividend and borrowing expense on securities sold short of 1.12% and 0.12%, respectively. Includes 2010 dividend and borrowing expense on securities sold short of 1.49% and 0.05%, respectively. Includes 2009 dividend and borrowing expense on securities sold short of 1.42% and 0.99%, respectively.
8 Includes performance-based investment advisory fee increases (decreases) of (0.07%) for fiscal 2010, (0.10%) for fiscal 2009, and (0.02%)
for fiscal 2008. Performance-based investment advisory fees did not apply prior to fiscal 2008 and after fiscal 2010.

See accompanying Notes, which are an integral part of the Financial Statements.

Market Neutral Fund

Notes to Financial Statements

Vanguard Market Neutral Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares, Investor Shares and Institutional Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Short Sales: Short sales are the sales of securities that the fund does not own. The fund may sell a security it does not own in anticipation of a decline in the value of that security. In order to deliver the security to the purchaser, the fund borrows the security from a broker-dealer. The fund must segregate, as collateral for its obligation to return the borrowed security, an amount of cash and long security positions at least equal to the market value of the security sold short. This results in the fund holding a significant portion of its assets in cash. The fund later closes out the position by returning the security to the lender, typically by purchasing the security in the open market. A gain, limited to the price at which the fund sold the security short, or a loss, theoretically unlimited in size, is recognized upon the termination of the short sale. The fund may receive a portion of the income from the investment of collateral, or be charged a fee on borrowed securities, based on the market value of each borrowed security and a variable rate that is dependent upon the availability of such security. The net amounts of income or fees are recorded as interest income (for net income received) or borrowing expense on securities sold short (for net fees charged) on the Statement of Operations. Dividends on securities sold short are reported as an expense in the Statement of Operations.

Cash collateral segregated for securities sold short is recorded as an asset in the Statement of Assets and Liabilities. Long security positions segregated as collateral are shown in the Statement of Net Assets.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (March 31, 2007–December 31, 2010), and for the period ended June 30, 2011, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

Market Neutral Fund

5. Other: Dividend income (or dividend expense on short positions) is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on redemptions of capital shares are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2011, the fund had contributed capital of $22,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.01% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At June 30, 2011, 100% of the fund’s investments were valued based on Level 1 inputs.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

Certain of the fund’s borrowing expenses are treated as realized capital losses for tax purposes. For the six months ended June 30, 2011, borrowing expenses of $75,000 have been reclassified from accumulated net investment losses to accumulated net realized losses.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2010, the fund had available capital loss carryforwards totaling $24,465,000 to offset future net capital gains of $19,593,000 through December 31, 2017, and $4,872,000 through December 31, 2018. In addition, the fund realized losses of $1,643,000 during the period from November 1, 2010, through December 31, 2010, which are deferred and will be treated as realized

Market Neutral Fund

for tax purposes in fiscal 2011. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2011; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At June 30, 2011, the cost of long security positions for tax purposes was $117,824,000. Net unrealized appreciation of long security positions for tax purposes was $24,495,000, consisting of unrealized gains of $26,010,000 on securities that had risen in value since their purchase and $1,515,000 in unrealized losses on securities that had fallen in value since their purchase. Tax-basis net unrealized depreciation on securities sold short was $9,272,000, consisting of unrealized gains of $5,140,000 on securities that had fallen in value since their sale and $14,412,000 in unrealized losses on securities that had risen in value since their sale.

E. During the six months ended June 30, 2011, the fund purchased $57,444,000 of investment securities and sold $49,607,000 of investment securities, other than temporary cash investments. The proceeds of short sales and the cost of purchases to cover short sales were $73,647,000 and $46,224,000 respectively. Realized net gains for the six months ended June 30, 2011, include $2,000 received from AXA Rosenberg Investment Management, a former investment advisor to the fund, as a result of a settlement with the Securities and Exchange Commission related to a coding error in its quantitative investment process.

F. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	June 30, 2011		December 31, 2010
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	24,777	2,529	87,156	8,885
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed[1]	(15,591)	(1,570)	(21,671)	(2,219)
Net Increase (Decrease)—Investor Shares	9,186	959	65,485	6,666
Institutional Shares
Issued	2,039	212	1,379	141
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed[1]	(959)	(96)	(13,863)	(1,422)
Net Increase (Decrease)—Institutional Shares	1,080	116	(12,484)	(1,281)
1 Net of redemption fees of $10,000 and $3,000 (fund totals).

G. In preparing the financial statements as of June 30, 2011, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended June 30, 2011
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Market Neutral Fund	12/31/2010	6/30/2011	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,073.88	$7.66
Institutional Shares	1,000.00	1,074.19	7.15
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,017.41	$7.45
Institutional Shares	1,000.00	1,017.90	6.95

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 1.49% for Investor Shares and 1.39% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Market Neutral Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. Vanguard—through its Quantitative Equity Group—serves as the investment advisor for the fund. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board considered the quality of the fund’s investment management since Vanguard began managing the fund in 2007 and took into account the organizational depth and stability of the advisor. The board noted that Vanguard has been managing investments for more than three decades. The Quantitative Equity Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance of a relevant benchmark and peer group. The board concluded that the advisor had carried out the fund’s investment strategy in disciplined fashion; however, the fund’s results versus its peer-group average and its benchmark, the Citigroup Three-Month Treasury Bill Index, have been less favorable. The Board noted that the investment advisory team had been recently restructured. Information about the fund’s most recent performance can be found in the Performance Summary section of this report.

Cost

The board concluded that the fund’s expense ratio was reasonable compared with the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate was well below the peer-group average. Information about the fund’s expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements section, which also includes information about the advisory fee rate.

The board does not conduct a profitability analysis of Vanguard, because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board concluded that the fund’s low-cost arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as the fund’s assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Glossary

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Foreign Holdings. The percentage of a fund represented by securities or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 178 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee[1]	and President (2006–2008) of Rohm and Haas Co.
(chemicals); Director of Tyco International, Ltd.
F. William McNabb III	(diversified manufacturing and services) and Hewlett-
Born 1957. Trustee Since July 2009. Chairman of the	Packard Co. (electronic computer manufacturing);
Board. Principal Occupation(s) During the Past Five	Senior Advisor at New Mountain Capital; Trustee
Years: Chairman of the Board of The Vanguard Group,	of The Conference Board; Member of the Board of
Inc., and of each of the investment companies served	Managers of Delphi Automotive LLP (automotive
by The Vanguard Group, since January 2010; Director	components).
of The Vanguard Group since 2008; Chief Executive
Officer and President of The Vanguard Group and of	Amy Gutmann
each of the investment companies served by The	Born 1949. Trustee Since June 2006. Principal
Vanguard Group since 2008; Director of Vanguard	Occupation(s) During the Past Five Years: President
Marketing Corporation; Managing Director of The	of the University of Pennsylvania; Christopher H.
Vanguard Group (1995–2008).	Browne Distinguished Professor of Political Science
in the School of Arts and Sciences with secondary
appointments at the Annenberg School for Commu-
Independent Trustees	nication and the Graduate School of Education
of the University of Pennsylvania; Director of
Emerson U. Fullwood	Carnegie Corporation of New York, Schuylkill River
Born 1948. Trustee Since January 2008. Principal	Development Corporation, and Greater Philadelphia
Occupation(s) During the Past Five Years: Executive	Chamber of Commerce; Trustee of the National
Chief Staff and Marketing Officer for North America	Constitution Center; Chair of the Presidential
and Corporate Vice President (retired 2008) of Xerox	Commission for the Study of Bioethical Issues.
Corporation (document management products and
services); Executive in Residence and 2010	JoAnn Heffernan Heisen
Distinguished Minett Professor at the Rochester	Born 1950. Trustee Since July 1998. Principal
Institute of Technology; Director of SPX Corporation	Occupation(s) During the Past Five Years: Corporate
(multi-industry manufacturing), the United Way of	Vice President and Chief Global Diversity Officer
Rochester, Amerigroup Corporation (managed health	(retired 2008) and Member of the Executive
care), the University of Rochester Medical Center,	Committee (1997–2008) of Johnson & Johnson
Monroe Community College Foundation, and North	(pharmaceuticals/consumer products); Director of
Carolina A&T University.	Skytop Lodge Corporation (hotels), the University
Medical Center at Princeton, the Robert Wood
Rajiv L. Gupta	Johnson Foundation, and the Center for Work Life
Born 1945. Trustee Since December 2001.[2]	Policy; Member of the Advisory Board of the
Principal Occupation(s) During the Past Five Years:	Maxwell School of Citizenship and Public Affairs
Chairman and Chief Executive Officer (retired 2009)	at Syracuse University.

F. Joseph Loughrey	Thomas J. Higgins
Born 1949. Trustee Since October 2009. Principal	Born 1957. Chief Financial Officer Since September
Occupation(s) During the Past Five Years: President	2008. Principal Occupation(s) During the Past Five
and Chief Operating Officer (retired 2009) and Vice	Years: Principal of The Vanguard Group, Inc.; Chief
Chairman of the Board (2008–2009) of Cummins Inc.	Financial Officer of each of the investment companies
(industrial machinery); Director of SKF AB (industrial	served by The Vanguard Group since 2008; Treasurer
machinery), Hillenbrand, Inc. (specialized consumer	of each of the investment companies served by The
services), the Lumina Foundation for Education, and	Vanguard Group (1998–2008).
Oxfam America; Chairman of the Advisory Council
for the College of Arts and Letters and Member	Kathryn J. Hyatt
of the Advisory Board to the Kellogg Institute for	Born 1955. Treasurer Since November 2008. Principal
International Studies at the University of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Treasurer of each of
André F. Perold	the investment companies served by The Vanguard
Born 1952. Trustee Since December 2004. Principal	Group since 2008; Assistant Treasurer of each of the
Occupation(s) During the Past Five Years: George	investment companies served by The Vanguard Group
Gund Professor of Finance and Banking at the Harvard	(1988–2008).
Business School; Chair of the Investment Committee
of HighVista Strategies LLC (private investment firm).	Heidi Stam
Born 1956. Secretary Since July 2005. Principal
Alfred M. Rankin, Jr.	Occupation(s) During the Past Five Years: Managing
Born 1941. Trustee Since January 1993. Principal	Director of The Vanguard Group, Inc., since 2006;
Occupation(s) During the Past Five Years: Chairman,	General Counsel of The Vanguard Group since 2005;
President, and Chief Executive Officer of NACCO	Secretary of The Vanguard Group and of each of the
Industries, Inc. (forklift trucks/housewares/lignite);	investment companies served by The Vanguard Group
Director of Goodrich Corporation (industrial products/	since 2005; Director and Senior Vice President of
aircraft systems and services) and the National	Vanguard Marketing Corporation since 2005;
Association of Manufacturers; Chairman of the	Principal of The Vanguard Group (1997–2006).
Federal Reserve Bank of Cleveland; Vice Chairman
of University Hospitals of Cleveland; President of
the Board of The Cleveland Museum of Art.	Vanguard Senior Management Team

Peter F. Volanakis	R. Gregory Barton	Michael S. Miller
Born 1955. Trustee Since July 2009. Principal	Mortimer J. Buckley	James M. Norris
Occupation(s) During the Past Five Years: President	Kathleen C. Gubanich	Glenn W. Reed
and Chief Operating Officer (retired 2010) of Corning	Paul A. Heller	George U. Sauter
Incorporated (communications equipment); Director of	Martha G. King
Corning Incorporated (2000–2010) and Dow Corning
(2001–2010); Overseer of the Amos Tuck School of
Business Administration at Dartmouth College.	Chairman Emeritus and Senior Advisor

John J. Brennan
Executive Officers	Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008
Glenn Booraem
Born 1967. Controller Since July 2010. Principal
Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Controller of each of	Founder
the investment companies served by The Vanguard	John C. Bogle
Group since 2010; Assistant Controller of each of	Chairman and Chief Executive Officer, 1974–1996
the investment companies served by The Vanguard
Group (2001–2010).

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the
Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard
State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447	CFA® is a trademark owned by CFA Institute.
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
With Hearing Impairment > 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper Inc. or
Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2011 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q6342 082011

Item 2: Code of Ethics.

Not Applicable.

Item 3: Audit Committee Financial Expert.

Not Applicable.

Item 4: Principal Accountant Fees and Services.

Not Applicable.

Item 5: Audit Committee of Listed Registrants.

Not Applicable.

Item 6: Investments.

Not Applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD MONTGOMERY FUNDS

BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: August 18, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MONTGOMERY FUNDS

BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: August 18, 2011

VANGUARD MONTGOMERY FUNDS

BY:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: August 18, 2011

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 26, 2010, see file Number
33-53683, Incorporated by Reference.